Financial instruments - financial and other risks - Schedule of Contractual Maturity for Secured and Unsecred Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	$ 3,750,237	$ 3,543,832
Less than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	20,172	34,615
1-3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	98,407	109,849
3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	477,055	328,880
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	914,599	1,158,802
3 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	1,359,473	969,016
5 plus years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	$ 880,531	$ 942,670